UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,870,713)	$ (7,790,803)
Net loss from discontinued operations	(4,101,419)	(6,932,322)
Net loss from continuing operations	(769,294)	(858,481)
Adjustments to reconcile net loss to net cash provided by operating activities:
(Gain)/Loss of investment	(84,634)	434,669
Stock-base compensations for consulting service		10,134
Change in operating assets and liabilities
Other receivables	(573,234)
Due from discontinued operations	(3,618,254)	1,013,952
Net cash (used in) provided by operating activities from continuing operations	(5,045,416)	600,274
Net cash provided by (used in) operating activities from discontinued operations	2,588,279	(4,593,829)
Net cash used in operating activities	(2,457,137)	(3,993,555)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash deposit in escrow account	(2,000,000)
Net cash used in investing activities from continuing operations	(2,000,000)
Net cash provided by investing activities from discontinued operations	14,874
Net cash used in investing activities	(1,985,126)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock under F3	4,522,313
Net proceeds in advance for the issuance of convertible bonds in September 2023	2,220,000
Refunds from escrow	96,932
Net cash provided by financing activities from continuing operations	6,839,245
Net cash used in financing activities from discontinued operations	(3,007,751)	(732,567)
Net cash provided by (used in) financing activities	3,831,494	(732,567)
EFFECT OF EXCHANGE RATE CHANGES	130,863	(146,501)
NET CHANGE IN CASH	(479,906)	(4,872,623)
CASH, beginning of period	1,038,819	6,293,415
CASH, end of period	558,913	1,420,792
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS	555,523	1,210,556
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	3,390	210,236
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax		1,515
Cash paid for interest	22,808	202,028
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right of use asset and lease liability		787,738
Elimination of operating right of use asset and lease liability upon termination of operating lease		$ 772,501